UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Richard C. Barrett, President Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-639-3935

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 - April 30, 2009

Item 1.   Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2009

LETTER TO SHAREHOLDERS

May 12, 2009

OVERVIEW

For the past 18 months, the capital markets have experienced significant volatility. Over the last 6 months, this instability has increased to unprecedented levels and will likely remain elevated until both the economy gains firmer traction and the government rescinds its role of extraordinary intervention.

Equities began the current fiscal year in dismal fashion and November 2008 was one of the worst months for the equity markets in modern history. The broad indices fell between 20% and 30% in November, depending upon the index one chooses to analyze. Equities rose in December and early January, and almost offset the losses from November. After the first week of January, it was straight back down through early March, at which point the broad indices had fallen through their November lows. Then, the current rally ensued, and the equity markets have almost retraced their path back to the beginning of November. So, in essence, the equity markets have gone nowhere, yet investors have endured a rollercoaster of 30% swings along the way.

Currently, the economy remains weak and unemployment levels worsen each month. However, there are signs that the United States economy may be past the worst of the decline in gross domestic output. Consumer confidence has rebounded, leading indicators are trending up and productivity remains high. Further, stimulative monetary policies enacted by the Federal Reserve have eased the liquidity problems that occurred within the credit markets. In the bond market, yield spreads have shrunk, yet from a historical perspective still remain relatively high. The recent new issuance of high-yield corporate bonds is an encouraging sign for capital flows and corporate flexibility. Clearly, the potential formation of an upturn in economic growth has helped fuel investor sentiment and hence has resulted in the sharp rally from the March lows.

While navigating through this nerve-racking period in time, we have been opportunistic and have been able to purchase industry leading growth companies at very attractive prices. For example, we have substantially positioned the funds towards companies in the industrial and technology sectors that may benefit from strong demand for alternative energy. Within alternative energy, our investments are spread across companies catering to the wind and solar industries as we try to

Semi-Annual Report April 30, 2009

participate throughout the entire value chain of the alternative energy market. We have also tilted the portfolio towards high growth companies within the healthcare sector and have numerous investments with companies that are leading what we consider to be a technological revolution in healthcare. Lastly, we have executed this strategy with high quality companies, as defined by market leadership and strong balance sheets. This adjustment of the portfolio towards companies with accelerating growth has led to significant outperformance of these funds relative to the Russell 2000 Growth Index during this recent sharp rally, and we believe signals favorable future returns for these funds.

STONEBRIDGE SMALL-CAP GROWTH FUND (SBAGX)

For the fiscal year to date through April 30, 2009, the Stonebridge Small-Cap Growth Fund declined 3.04%, less than the 4.20% decline of the Russell 2000 Growth Index. During this six month period, the fund mostly retained its economic sector allocations, though we did sell our remaining consumer discretionary holdings to fund the upgrades to the portfolio as mentioned earlier. Our stock

SMALL-CAP GROWTH FUND SECTOR ALLOCATION
AS A PERCENT OF NET ASSETS

as of April 30, 2009*

* These allocations may not reflect the current or future position of the portfolio.

**Less than 1% of Net Assets.

Stonebridge Funds Trust

selection and overweight position in technology, healthcare, energy and industrials boosted our relative returns when compared to the Russell 2000 Growth Index during the first half of the fiscal year. These strong relative returns were slightly offset by our de minimis exposure to the financial and consumer discretionary sectors which also posted strong returns during this period. We anticipate that growth will continue to be lackluster within the consumer discretionary and financial sectors despite the recent strong returns from these two sectors. As such, we continue to underweight these sectors in the fund.

STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)

For the fiscal year to date through April 30, 2009, the Stonebridge Institutional Small-Cap Growth Fund declined 2.80%, less than the 4.20% decline of the Russell 2000 Growth Index.

Performance for the time period can be attributed to the same explanation as was given above for the Stonebridge Small-Cap Growth Fund.

INSTITUTIONAL SMALL-CAP GROWTH FUND SECTOR
ALLOCATION AS A PERCENT OF NET ASSETS

as of April 30, 2009*

* These allocations may not reflect the current or future position of the portfolio.

**Less than 1% of Net Assets.

CONCLUSION

The funds remain focused upon those economic sectors that we believe retain the best opportunities for growth. We have an overweight position in healthcare stocks that will benefit both from President Obama’s healthcare initiatives as well as from favorable demographic trends. We continue to believe that the technology sector represents companies with some of the strongest balance sheets and finest growth prospects that are self-funded. We’ve added to our industrial exposure over the last few months with a few alternative energy investments and believe that the sector should see robust cyclical growth over the short-term and durable secular growth over the long-term. Similarly, we believe that the energy sector will continue to see a cyclical upturn, followed by a long-term uptrend in fossil fuel demand and limited growth in supply. Lastly, we remain concerned about the future growth in consumer spending and have positioned the portfolio away from consumer discretionary focused companies.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA

Matthew W. Markatos, CFA

Portfolio Managers

Performance data quoted represents past performance. Past performance does not guarantee future results.

DEFINITION OF INDICES

The Russell 2000 Growth Index (Russell 2000 G) is an unmanaged index, that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies in terms of market capitalization. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

You cannot invest directly in an index.

STATEMENT OF INVESTMENTS

INSTITUTIONAL SMALL-CAP GROWTH FUND	April 30, 2009 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.47%)
CONSUMER STAPLES - (2.71%)
Packaged Foods (2.71%)
Smart Balance, Inc.**	38,000	$267,140

TOTAL CONSUMER STAPLES		267,140

ENERGY - (11.92%)
Oil & Gas (1.83%)
Arena Resources, Inc.**	6,300	180,621

Oil & Gas - Drilling (3.04%)
Bronco Drilling Co., Inc.**	54,700	300,303

Oil & Gas Equipment & Services (7.05%)
Dawson Geophysical Co.**	18,250	358,795
Superior Energy Services, Inc.**	17,500	336,175
		694,970
TOTAL ENERGY		1,175,894

FINANCIALS - (2.43%)
Regional Banks (2.43%)
Boston Private Financial Holdings, Inc.	52,000	239,720

TOTAL FINANCIALS		239,720

HEALTHCARE - (33.20%)
Healthcare Distributors (3.02%)
PSS World Medical, Inc.**	20,500	297,660

Healthcare Equipment (6.31%)
Given Imaging Ltd.	44,500	349,770
Kinetic Concepts, Inc.**	11,000	272,360
		622,130
Healthcare Products (5.31%)
Merit Medical Systems, Inc.**	16,000	248,160
Symmetry Medical, Inc.**	38,000	275,880
		524,040
Healthcare Services (3.58%)
Bio-Reference Laboratories, Inc.**	13,750	352,963

Healthcare Technology (5.90%)
athenahealth, Inc.**	10,000	318,000
IMS Health, Inc.	21,000	263,760
		581,760

		Market
	Shares	Value
Life Sciences Tools (6.26%)
Charles River Laboratories International, Inc.**	11,000	$304,150
Varian, Inc.**	9,500	313,690
		617,840
Pharmaceuticals (2.82%)
Perrigo Co.	10,750	278,640

TOTAL HEALTHCARE		3,275,033

INDUSTRIALS - (22.85%)
Aerospace & Defense (3.05%)
Dynamic Materials Corp.	18,750	300,750

Electrical Components (2.73%)
American Superconductor Corp.**	10,500	269,850

Electrical Components & Equipment (3.45%)
Energy Conversion Devices, Inc.**	18,500	340,030

Environmental Control (2.64%)
Energy Recovery, Inc.**	33,000	260,040

Machinery Construction & Farming (2.45%)
Titan International, Inc.	40,000	242,000

Machinery Industrial (5.78%)
American Science & Engineering, Inc.	5,000	301,300
Barnes Group, Inc.	19,000	269,040
		570,340
Metal Fabrication & Hardware (2.75%)
Kaydon Corp.	8,500	271,660

TOTAL INDUSTRIALS		2,254,670

TECHNOLOGY - (26.36%)
Application Software (9.13%)
Kenexa Corp.**	47,000	308,320
Nuance Communications, Inc.**	21,500	287,025
Web.com Group, Inc.**	73,500	305,760
		901,105
Communications Equipment (3.07%)
EZchip Semiconductor Ltd.**	19,750	302,570

		Market
	Shares	Value
Computers (6.51%)
Data Domain, Inc.**	24,500	$406,210
Synaptics, Inc.**	7,250	235,480
		641,690
Electronic Manufacturing Services (3.12%)
Jabil Circuit, Inc.	38,000	307,800

Semiconductor Equipment (2.17%)
Veeco Instruments, Inc.**	29,606	214,347

Services - Data Processing (2.36%)
NeuStar, Inc.**	12,250	232,873

TOTAL TECHNOLOGY		2,600,385

TOTAL COMMON STOCKS (Cost $12,174,219)		9,812,842

MUTUAL FUNDS (1.44%)
Fifth Third U.S.Treasury Money Market Fund(1)
(0.23% 7 Day Yield)	142,067	142,067

TOTAL MUTUAL FUNDS (Cost $142,067)		142,067

TOTAL INVESTMENTS (100.91%) (Cost $12,316,286)		$9,954,909

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.91%)		(89,295)

NET ASSETS (100.00%)		$9,865,614

**   Non Income Producing Security.

(1)   Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT OF INVESTMENTS

SMALL-CAP GROWTH FUND	April 30, 2009 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (100.07%)
CONSUMER STAPLES - (2.74%)
Packaged Foods (2.74%)
Smart Balance, Inc.**	17,000	$119,510

TOTAL CONSUMER STAPLES		119,510

ENERGY - (12.02%)
Oil & Gas (1.97%)
Arena Resources, Inc.**	3,000	86,010

Oil & Gas - Drilling (3.00%)
Bronco Drilling Co., Inc.**	23,800	130,662

Oil & Gas Equipment & Services (7.05%)
Dawson Geophysical Co.**	8,075	158,754
Superior Energy Services, Inc.**	7,750	148,878
		307,632

TOTAL ENERGY		524,304

FINANCIALS - (2.43%)
Regional Banks (2.43%)
Boston Private Financial Holdings, Inc.	23,000	106,030

TOTAL FINANCIALS		106,030

HEALTHCARE - (33.41%)
Healthcare Distributors (3.00%)
PSS World Medical, Inc.**	9,000	130,680

Healthcare Equipment (6.31%)
Given Imaging Ltd.	19,750	155,235
Kinetic Concepts, Inc.**	4,850	120,086
		275,321
Healthcare Products (5.35%)
Merit Medical Systems, Inc.**	7,075	109,733
Symmetry Medical, Inc.**	17,000	123,420
		233,153
Healthcare Services (3.58%)
Bio-Reference Laboratories, Inc.**	6,075	155,945

Healthcare Technology (5.96%)
athenahealth, Inc.**	4,500	143,100
IMS Health, Inc.	9,300	116,808
		259,908

		Market
	Shares	Value
Life Sciences Tools (6.39%)
Charles River Laboratories International, Inc.**	5,000	$138,250
Varian, Inc.**	4,250	140,336
		278,586
Pharmaceuticals (2.82%)
Perrigo Co.	4,750	123,120

TOTAL HEALTHCARE		1,456,713

INDUSTRIALS - (22.96%)
Aerospace & Defense (3.07%)
Dynamic Materials Corp.	8,350	133,934

Electrical Components (2.74%)
American Superconductor Corp.**	4,650	119,505

Electrical Components & Equipment (3.48%)
Energy Conversion Devices, Inc.**	8,250	151,635

Environmental Control (2.65%)
Energy Recovery, Inc.**	14,700	115,836

Machinery Construction & Farming (2.50%)
Titan International, Inc.	18,000	108,900

Machinery Industrial (5.77%)
American Science & Engineering, Inc.	2,200	132,572
Barnes Group, Inc.	8,400	118,944
		251,516
Metal Fabrication & Hardware (2.75%)
Kaydon Corp.	3,750	119,850

TOTAL INDUSTRIALS		1,001,176

TECHNOLOGY - (26.51%)
Application Software (9.17%)
Kenexa Corp.**	21,000	137,760
Nuance Communications, Inc.**	9,500	126,825
Web.com Group, Inc.**	32,500	135,200
		399,785

		Market
	Shares	Value
Communications Equipment (3.07%)
EZchip Semiconductor Ltd.**	8,750	$134,050

Computers (6.55%)
Data Domain, Inc.**	10,850	179,893
Synaptics, Inc.**	3,250	105,560
		285,453

Electronic manufacturing Services (3.16%)
Jabil Circuit, Inc.	17,000	137,700

Semiconductor Equipment (2.16%)
Veeco Instruments, Inc.**	13,000	94,120

Services - Data Processing (2.40%)
NeuStar, Inc.**	5,500	104,555

TOTAL TECHNOLOGY		1,155,663

TOTAL COMMON STOCKS (Cost $5,156,846)		4,363,396

MUTUAL FUNDS (0.69%)
Fifth Third U.S.Treasury Money Market Fund(1)
(0.23% 7 Day Yield)	29,885	29,885

TOTAL MUTUAL FUNDS (Cost $29,885)		29,885

TOTAL INVESTMENTS (100.76%) (Cost $5,186,731)		$4,393,281

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.76%)		(33,152)

NET ASSETS (100.00%)		$4,360,129

**   Non Income Producing Security.

(1)   Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

	Institutional Small-Cap	Small-Cap
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (Cost-see below)	$9,954,909	$4,393,281
Dividends and interest receivable	1,689	747
Receivable for investments sold	182,754	99,005
Receivable for fund shares subscribed	100	—
Prepaid and other assets	13,501	6,164

TOTAL ASSETS	10,152,953	4,499,197

LIABILITIES:
Payable for investments purchased	232,627	106,909
Accrued investment advisory fees	5,560	2,466
Accrued administration fees	4,320	4,383
Accrued transfer agent fees	7,989	4,316
Accrued legal fees	13,676	8,785
Accrued audit fees	12,384	8,562
Accrued trustee fees	170	6
Accrued other expenses	10,613	3,641

TOTAL LIABILITIES	287,339	139,068

NET ASSETS	$9,865,614	$4,360,129

COMPOSITION OF NET ASSETS:
Paid-in capital	$18,090,777	$7,069,442
Accumulated net investment loss	(168,919)	(94,998)
Accumulated net realized loss on investments	(5,694,867)	(1,820,865)
Net unrealized depreciation in value of investments	(2,361,377)	(793,450)

NET ASSETS	$9,865,614	$4,360,129

NET ASSET VALUE PER SHARE:
Net Assets	$9,865,614	$4,360,129
Shares outstanding	1,896,760	852,487
Net asset value and redemption price per share	$5.20	$5.11

COST OF INVESTMENTS	$12,316,286	$5,186,731

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (Unaudited)

	Institutional Small-Cap	Small-Cap
	Growth Fund	Growth Fund
INCOME
Dividends (net of foreign withholding taxes of $4,212 and $1,890, respectively)	$35,558	$15,645
Interest	147	89

TOTAL INCOME	35,705	15,734

EXPENSES:
Investment advisory fees	32,428	14,510
Administration fees	26,764	26,742
Transfer agent fees	31,179	13,307
Fund accounting fees and expenses	18,992	11,870
Custodian fees	4,666	2,882
Legal fees	32,019	12,725
Printing fees	7,894	3,823
Registration fees	6,232	3,703
Audit fees	11,726	7,416
Trustee fees and expenses	14,269	6,350
Proxy voting fees	2,868	1,144
Insurance	14,223	5,532
Other	1,364	728
TOTAL EXPENSES	204,624	110,732

NET INVESTMENT LOSS	(168,919)	(94,998)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(4,545,564)	(1,764,451)
Unrealized depreciation of investments
Beginning of year	(6,740,207)	(2,481,602)
End of period	(2,361,377)	(793,450)

Change in net unrealized appreciation of investments	4,378,830	1,688,152

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(166,734)	(76,299)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(335,653)	$(171,297)

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INSTITUTIONAL SMALL-CAP GROWTH FUND

	Six Months Ended	Year Ended
	April 30, 2009	October 31,
	(Unaudited)	2008
OPERATIONS:
Net investment loss	$(168,919)	$(407,915)
Net realized loss on investments	(4,545,564)	(1,149,303)
Change in net unrealized appreciation/(depreciation) of investments	4,378,830	(8,884,609)
Decrease in Net Assets Resulting from Operations	(335,653)	(10,441,827)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(1,977,027)
Decrease in Net Assets from Distributions	—	(1,977,027)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 4):
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(382,145)	668,783

NET DECREASE IN NET ASSETS	(717,798)	(11,750,071)

NET ASSETS:
Beginning of year	10,583,412	22,333,483
End of period *	$9,865,614	$10,583,412

* Includes accumulated net investment loss of:	$(168,919)	—

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SMALL-CAP GROWTH FUND

	Six Months Ended	Year Ended
	April 30, 2009	October 31,
	(Unaudited)	2008
OPERATIONS:
Net investment loss	$(94,998)	$(223,642)
Net realized loss on investments	(1,764,451)	(56,414)
Change in net unrealized appreciation/(depreciation) of investments	1,688,152	(3,983,875)
Decrease in Net Assets Resulting from Operations	(171,297)	(4,263,931)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	—	(1,726,217)
Decrease in Net Assets from Distributions	—	(1,726,217)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS (NOTE 4):
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(185,445)	1,798,946

NET DECREASE IN NET ASSETS	(356,742)	(4,191,202)

NET ASSETS:
Beginning of year	4,716,871	8,908,073
End of period *	$4,360,129	$4,716,871

* Includes accumulated net investment loss of:	$(94,998)	—

The accompanying notes to the financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

INSTITUTIONAL SMALL-CAP GROWTH FUND

Selected Data for Each Shares of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Institutional Small-Cap Growth Fund’s financial performance for the past five years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the completed fiscal years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stonebridge Funds Trust Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

	Six Months Ended		Years Ended October 31,
	April 30, 2009(1)		2008	2007	2006	2005	2004
PER SHARE DATA
Net asset value, beginning of year	$5.35		$11.62	$9.94	$9.03	$8.57	$7.89
Income/(Loss) from Investment Operations:
Net investment loss	(0.09)		(0.21)	(0.18)	(0.06)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.06)		(5.02)	1.86	0.97	0.49	0.74
Total Income/(Loss) from Investment Operations	(0.15)		(5.23)	1.68	0.91	0.46	0.68

Distributions to shareholders:
From net realized gain on investments	0.00		(1.04)	0.00	0.00	0.00	0.00
Total Distributions to Shareholders	0.00		(1.04)	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.20		$5.35	$11.62	$9.94	$9.03	$8.57
Total Return	(2.80	)%(2)	(49.06)%	16.90%	10.08%	5.37%	8.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$9,866		$10,583	$22,333	$21,066	$21,220	$21,892

Ratio of operating expenses to average net assets	4.73	%(3)	2.86%	2.52%	2.63%	2.22%	2.09%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A		N/A	2.62%	2.73%	2.56%	2.34%
Ratio of net investment loss to average net assets	(3.91	)%(3)	(2.43)%	(1.62)%	(0.61)%	(0.29)%	(0.72)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A		N/A	(1.72)%	(0.71)%	(0.63)%	(0.97)%
Portfolio turnover rate(4)	61%		145%	163%	67%	39%	64%

(1)          Unaudited.

(2)          Total return not annualized for periods of less than one full year.

(3)          Annualized.

(4)          A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2009 were $5,506,318 and $6,130,168, respectively.

The accompanying notes to the financial statements are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

SMALL-CAP GROWTH FUND

Selected Data for Each Shares of Beneficial Interest Outstanding Throughout the Periods Indicated:

The financial highlights table is intended to help you understand the Small-Cap Growth Fund’s financial performance for the past five years and the six-month period commencing with the beginning of the Fund’s current fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each of the completed fiscal years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stonebridge Funds Trust Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

	Six Months Ended		Years Ended October 31,
	April 30, 2009(1)		2008	2007	2006	2005	2004
PER SHARE DATA
Net asset value, beginning of year	$5.27		$13.17	$11.13	$11.42	$10.18	$9.12
Income/(Loss) from Investment Operations:
Net investment loss	(0.11)		(0.25)	(0.30)	(0.25)	(0.27)	(0.26)
Net realized and unrealized gain/(loss) on investments	(0.05)		(5.09)	2.69	1.60	1.51	1.32
Total Income/(Loss) from Investment Operations	(0.16)		(5.34)	2.39	1.35	1.24	1.06

Distributions to shareholders:
From net realized gain on investments	0.00		(2.56)	(0.35)	(1.64)	0.00	0.00
Total Distributions to Shareholders	0.00		(2.56)	(0.35)	(1.64)	0.00	0.00
Net asset value, end of period	$5.11		$5.27	$13.17	$11.13	$11.42	$10.18
Total Return	(3.04	)%(2)	(49.43)%	21.94%	14.11%	12.18%	11.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$4,360		$4,717	$8,908	$7,636	$7,219	$6,491
Ratio of operating expenses to average net assets	5.72	%(3)	3.74%	3.14%	2.94%	2.90%	2.94%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A		N/A	3.55%	3.70%	3.68%	3.44%
Ratio of net investment loss to average net assets	(4.91	)%(3)	(3.31)%	(2.46)%	(2.32)%	(2.39)%	(2.52)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A		N/A	(2.87)%	(3.08)%	(2.39)%	(3.02)%
Portfolio turnover rate(4)	61%		151%	90%	121%	116%	84%

(1)          Unaudited.

(2)          Total return not annualized for periods of less than one full year.

(3)          Annualized.

(4)          A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2009 were $2,434,196 and $2,720,210, respectively.

The accompanying notes to the financial statements are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which commenced operations November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth -Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with small market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, the Fair Value Committee will determine the security’s fair value if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset developed based on the best information available in the circumstances.

Level 1 —	quoted prices in active markets for identical assets.
Level 2 —

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.) Includes short term investments in time deposits, Treasury bills and warrants held by the Funds.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Institutional Small-Cap Growth Fund		Small-Cap Growth Fund
		Other Financial		Other Financial
		Instruments*		Instruments*
	Investments in	- Unrealized	Investments in	- Unrealized
	Securities at	Appreciation	Securities at	Appreciation
Valuation Inputs	Value	(Depreciation)	Value	(Depreciation)
Level 1 – Quoted Prices	$9,954,909	$—	$4,393,281	$—
Level 2 – Other Significant Observable Inputs	—	—	—	—
Level 3 – Significant Unobservable Inputs	—	—	—	—
Total	$9,954,909	$—	$4,393,281	$—

* Other financial instruments include futures, forwards and swap contracts.

All securities of the Fund were valued using Level 1 inputs during the six months ended April 30, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

Federal Income Taxes — The Trust’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective November 1, 2007, the Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. If applicable, penalties and tax-related interest expense are recorded as a component of income tax expense on the Statement of Operations. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of California. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended October 31, 2005 through October 31, 2008. The Funds’ California tax return filings remain open for the years ended October 31, 2006 through October 31, 2008. To our knowledge, there are no federal or California income tax returns currently under examination.

New Accounting Pronouncements — In March 2008, the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund’s are currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Funds’ financial statements.

Allocation of Expense — Trust expenses which are not Series-specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

Other — Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

3. FEDERAL INCOME TAXES AND DISTRIBUTIONS:

Unrealized Appreciation and Depreciation on Investments (Tax Basis):

The amount of net unrealized depreciation and the cost of investment securities for tax purposes, including short-term securities, at April 30, 2009 were as follows:

	Stonebridge	Stonebridge
	Institutional Fund	Small-Cap Fund
Gross appreciation (excess of value over tax cost)	$785,016	$433,258
Gross depreciation (excess of tax cost over value)	(3,146,393)	(1,229,269)
Net unrealized depreciation	(2,361,377)	(796,011)
Cost of investments for income tax purposes	$12,316,286	$5,189,292

The difference between book-basis and tax-basis unrealized appreciation is due to wash losses.

Classifications of Distributions — Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Ordinary Income distributions may include dividends paid from short-term capital gains. Also, due to the timing of dividends made, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

Distributions of net investment income, if any, are made annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the year ended October 31, 2008 and the year ended October 31, 2007 was as follows:

	Stonebridge		Stonebridge
	Institutional Fund(1)		Small-Cap Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2008	Oct. 31, 2007
Distributions paid from:
Ordinary Income	$0	$0	$0	$0
Short-Term Capital Gain	0	0	712,610	0
Long-Term Capital Gain	1,977,027	0	1,013,607	235,413
Total	$1,977,027	$0	$1,726,217	$235,413

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

Components of Net Assets (Tax Basis):

As of October 31, 2008, the components of net assets on a tax basis were:

	Stonebridge	Stonebridge
	Institutional Fund (1)	Small-Cap Fund
Undistributed Ordinary Income	$—	$0
Accumulated Net Realized Gain on Investments	$(1,139,425)	(50,932)
Net Unrealized Appreciation of Investments	(6,750,085)	(2,487,084)
Total	$(7,889,510)	$(2,538,016)

(1) Formerly named Stonebridge Small-Cap Growth - Institutional Fund.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, each Series had available for federal income tax purposes unused capital loss carryovers as follows:

	Stonebridge	Stonebridge
Expiring	Institutional Fund (1)	Small-Cap Fund
2016	$(1,139,425)	$(50,932)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted in the United States of America. Accordingly, for the period ended October 31, 2008, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

Stonebridge Institutional Fund(1)

		Accumulated	Paid in
	Undistributed Net	Capital	Capital
	Investment Income	Gains/(Losses)	(PIC)
Increase/(Decrease)	$407,915	(53)	$(407,862)

Included in the amounts reclassified was a net operating loss offset to PIC of:			$407,915

Stonebridge Small-Cap Fund

		Accumulated	Paid in
	Undistributed Net	Capital	Capital
	Investment Income	Gains/(Losses)	(PIC)
Increase/(Decrease)	$223,642	$41	$(233,683)

Included in the amounts reclassified was a net operating loss offset to accumulated net realized gain on investments of:			$223,642

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

4. SHARES OF BENEFICIAL INTEREST:

As of April 30, 2009, there were an unlimited number of shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six months ended April 30, 2009 and the year ended October 31, 2008, were as follows:

Stonebridge Institutional Small-Cap Growth Fund

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Shares Sold	5,408	$23,223	59,419	$428,279
Share Issued in Reinvestment of Dividends	—	—	197,556	1,934,069
Total	5,408	23,223	256,975	2,362,348
Less Shares Redeemed	(87,930)	(405,368)	(199,690)	(1,693,565)
Net Increase/(Decrease)	(82,522)	$(382,145)	57,285	$668,783

Stonebridge Small-Cap growth Fund

	Six Months Ended		Year Ended
	April 30, 2009		October 31, 2008
	Shares	Amount	Shares	Amount
Shares Sold	22,513	$94,719	97,078	$543,922
Share Issued in Reinvestment of Dividends	—	—	176,027	1,709,222
Total	22,513	94,719	273,105	2,253,144
Less Shares Redeemed	(65,549)	(280,164)	(53,809)	(454,198)
Net Increase/(Decrease)	(43,036)	$(185,445)	219,296	$1,798,946

5. TRANSACTIONS WITH AFFILIATES:

The Trust has entered into an advisory agreement with Stonebridge Capital Management, Incorporated (the “Adviser”) with respect to each Series. The advisory agreements have been approved by the Trust’s Board of Trustees and shareholders. Pursuant to its advisory agreements with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly, at annual rates of 0.75% and 0.75% of the average daily net assets of the Institutional Fund and the Small-Cap Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (cont’d)

April 30, 2009 (Unaudited)

On November 2, 1998, the Trust entered into an administration agreement with ALPS Fund Services, Inc. (“ALPS”). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS’ fee will be no less than $6,250 per month per Series. Effective November 1, 2002, ALPS has agreed to waive fees to reduce the minimum fee to $4,500 per month per Series, which reduction will continue through October 31, 2009. The waived fees are not subject to recoupment.

ALPS Distributors, Inc. serves as the principal underwriter for shares of both the Stonebridge Institutional Fund and Stonebridge Small-Cap Fund and acts as each Fund’s distributor in a continuous public offering of each Fund’s shares.

ADDITIONAL INFORMATION (cont’d)

April 30, 2009 (Unaudited)

1. SHAREHOLDER TAX INFORMATION (UNAUDITED):

Certain tax information regarding each Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2008. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2008.

2. PROXY VOTING INFORMATION (UNAUDITED):

Fund policies and procedures used in determining how to vote proxies relating to the Funds’ portfolio securities and information regarding proxies voted by the Funds during the most recent 12-month period ended June 30 are available without a charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the Securities Exchange Commission’s (“SEC”) website at http://www.sec.gov.

3. FUND HOLDINGS (UNAUDITED):

The complete schedules of Fund holdings at the end of the second and fourth quarters of each fiscal year are contained in the Funds’ semi-annual and annual shareholder reports, respectively. The Trust files complete schedules of Fund holdings with the SEC at the end of the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Trust’s Form N-Q filings are available without charge, upon request, by contacting Stonebridge Funds at 1-800-639-3935 and on the SEC’s website at http://www.sec.gov. You may also review and copy the Trust’s Form N-Q filings at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

4. OTHER (UNAUDITED):

The following entities owned of record or beneficially, as of April 30, 2009, 5% or greater of the Funds’ outstanding shares:

Fund	Name	Percentage
Institutional Fund	Charles Schwab & Co, Inc.	9.53%
Small-Cap Fund	Charles Schwab & Co, Inc.	60.34%

The Trust pays a quarterly retainer of $2,500 and $500 per meeting to each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (each, an “Independent Trustee”). The Independent Trustees are reimbursed for any out-of-pocket expenses relating to attendance at meetings.

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2008 and held until April 30, 2009.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If the transaction fees were included, your costs would be higher.

Stonebridge Institutional Small-Cap Growth Fund

	Beginning Account	Ending Account	Expense Paid
	Value at	Value at	During Period*
	11/01/08	4/30/09	11/01/08 to 4/30/09
Actual Fund Return	$1,000	$972	$23.14
Hypothetical Fund Return	$1,000	$1,001	$23.48

*            Expenses are equal to the Stonebridge Institutional Small-Cap Growth Fund’s annualized expense ratio of 4.73%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Stonebridge Small-Cap Growth Fund

	Beginning Account	Ending Account	Expense Paid
	Value at	Value at	During Period*
	11/01/08	4/30/09	11/01/08 to 4/30/09
Actual Fund Return	$1,000	$970	$27.95
Hypothetical Fund Return	$1,000	$996	$28.33

*                 Expenses are equal to the Stonebridge Small-Cap Growth Fund’s annualized expense ratio of 5.72%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

TRUSTEES AND OFFICERS

April 30, 2009 (Unaudited)

The business affairs of Stonebridge Funds Trust (the “Trust”) are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-800-639-3935.

INDEPENDENT TRUSTEES

Term of Office(2)
		and Length of	Principal Occupation(s)
Name,	Position(s)	Time Served/	During the Past 5 Years
Address(1)	Held with	Number of Funds	/ Other Directorships(3)
& Age	Funds	Overseen by Trustee	Held by Trustee
Selvyn B. Bleifer, MD Born 1929	Trustee	Since November 1, 1998 / 2	Physician, Cardiovascular Medical Group / None

Marvin Freedman Born 1925	Trustee	Since November 1, 1998 / 2	Retired Founding Partner, Freedman Broder & Company Accountancy Corporation, Certified Public Accountants / None

Charles Haas Born 1913	Trustee	Since November 1, 1998 / 2	Retired motion picture and television director / None

William Taylor Born 1938	Trustee	Since November 1, 1998 / 2	Managing General Partner, Mountaineer Capital LP, (a venture capital organization) / Director, T.P.L., Inc. (an advanced materials company).

INTERESTED TRUSTEES

Richard C. Barrett, CFA(4)(5) Born 1941	Chairman of the Board President and Trustee	Since November 1, 1998 / 2	President and Chairman of the Board, Stonebridge Capital Management, Inc. / None

OFFICERS

Name,	Position(s)	Term of Office(2)	Principal Occupation(s)
Address(1)	Held With	and Length of	During the Past
& Age	Funds	Time Served	5 Years
Debra L. Newman(5) Born 1955	Vice President, Treasurer and Chief Compliance Officer	Since November 1, 1998	Vice President, Chief Financial Officer, Chief Compliance Officer, Secretary and Managing Director, Stonebridge Capital Management, Inc.

Matthew W. Markatos, CFA, CIC Born 1973	Vice President	Since March 25, 2003	Executive Vice President and Managing Director, Stonebridge Capital Management.

Benjamin H. Lowe Born 1978	Secretary	Since September 27, 2005	Senior Fund Accountant, Founders Funds 2003 - 2005; Controller, ALPS Fund Services, Inc., 2005 to present.

(1)          Each Trustee and officer may be contacted by writing to the Trustee or officer, c/o Stonebridge Funds Trust, 1290 Broadway, Suite 1100, Denver, CO 80203.

(2)          Trustees hold office until they resign or their successors have been elected and qualified. Officers hold office until they resign or their successors have been appointed by the Board of Trustees.

(3)          Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)          Mr. Barrett is an “interested person” of theTrust by virtue of his position with the Adviser.

(5)          Mr. Barrett and Ms. Newman are married.

NOTES

April 30, 2009

STONEBRIDGE FUNDS

Stonebridge Small-Cap Growth Fund (SBAGX)
Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

OFFICERS AND TRUSTEES
Richard C. Barrett, CFA,Chairman,
Board of Trustees & President
Debra L. Newman, Vice President, Treasurer,
& Chief Compliance Officer
Matthew W. Markatos, CFA, Vice President
Selvyn B. Bleifer, M.D., Trustee
Marvin Freedman, Trustee
Charles F. Haas, Trustee
William H. Taylor II, Trustee
Benjamin H. Lowe, Secretary

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated

1801 Century Park East, Suite 1800
Los Angeles, California 90067

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

Boston Financial Data Services-Midwest

330 West 9th Street

Kansas City, Missouri 64105

CUSTODIAN

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, Ohio 45263

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 S. Flower Street

Los Angeles, California 90071

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.             Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)      Not applicable to semi-annual report.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)      Not applicable.

(b)                    The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Richard C. Barrett
Richard C. Barrett
President (Principal Executive Officer)

Date:	July 2, 2009

By:	/s/Debra L. Newman
Debra L. Newman
Vice President and Treasurer
(Principal Financial Officer)

Date:	July 2, 2009